Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 30, 2026	May 31, 2025	Jun. 01, 2024	May 27, 2023	May 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (“PvP Rules”) we are providing information regarding the relationship between executive compensation and our financial performance. In determining the Compensation Actually Paid (“CAP”) to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

For additional information on how the Company aligns executive compensation with Company performance, see Elements of Executive Compensation ─ Annual Cash Incentive Compensation.

The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values as required by the PvP Rules for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023 and fiscal 2022.

			Average Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on:
	Summary Compensation	Compensation	Table Total For	Actually Paid to
	Table Total	Actually Paid	Non-PEO Named	Non-PEO Named	Total	Peer Group Total
Fiscal Year	for PEO	to PEO	Executive Officers	Executive Officers	Shareholder Return	Shareholder Return	Net Income (Loss)	Revenue

2026	$1,673,651	$1,722,448	$767,186	$1,257,312	$219	$177	$6,383,000	$228,564,000
2025	1,623,147	1,082,720	732,326	514,937	113	78	(1,143,000)	208,909,000
2024	1,546,052	683,982	621,590	262,766	139	67	61,000	196,460,000
2023	1,725,932	2,394,545	734,117	1,045,432	211	67	22,333,000	262,658,000
2022	1,368,106	2,060,566	643,663	978,487	167	75	17,927,000	224,620,000

Mr. Edward J. Richardson served as the Principal Executive Officer (“PEO”) for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022. The Other Non-PEO Named Executive Officers (“non-PEO - NEOs”) for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 included: Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert.

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 for the Company's Principal Executive Officer follows:

	Fiscal Year
	2026	2025	2024	2023	2022

Total Compensation, Summary Compensation Table	$1,673,651	$1,623,147	$1,546,052	$1,725,932	$1,368,106
Deduction for amounts reported under the Stock Awards column in the SCT	(194,600)	(237,800)	(310,200)	(312,000)	(153,200)
Deduction for Amounts Reported under the Option Awards column in the SCT	(78,800)	(99,000)	(126,600)	(108,800)	(30,000)
Fair value of unvested Stock Options granted in fiscal year	78,800	99,000	126,600	108,800	30,000
Fair value of unvested Stock Award granted in fiscal year	339,600	179,000	223,800	347,800	279,800
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal years	(236,603)	(409,227)	(665,910)	517,530	418,897
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal year that vest during the fiscal years	140,400	(72,400)	(109,760)	115,283	146,963
Compensation Actually Paid	$1,722,448	$1,082,720	$683,982	$2,394,545	$2,060,566

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 for the Company's Non-PEO Named Executive Officers follows:

	Fiscal Year
	2026	2025	2024	2023	2022

Average Compensation, Summary Compensation Table	$767,186	$732,326	$621,590	$734,117	$643,663
Deduction for amounts reported under the Stock Awards column in the SCT	(74,191)	(81,744)	(77,550)	(107,250)	(90,963)
Deduction for amounts reported under the Option Awards Column in the SCT	(49,250)	(61,875)	(79,125)	(68,000)	(15,563)
Fair value of unvested Stock Options granted in fiscal year	49,250	61,875	79,125	68,000	15,563
Fair value of unvested Stock Award granted in fiscal year	129,473	61,531	55,950	119,556	166,131
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal years	396,424	(163,951)	(282,364)	231,152	195,838
Change in Fair Value of outstanding Options Stock Awards granted in prior fiscal years that vest during the fiscal year	38,420	(33,225)	(54,860)	67,857	63,817
Average of Compensation Actually Paid	$1,257,312	$514,937	$262,766	$1,045,432	$978,487

Named Executive Officers, Footnote

Mr. Edward J. Richardson served as the Principal Executive Officer (“PEO”) for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022. The Other Non-PEO Named Executive Officers (“non-PEO - NEOs”) for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 included: Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert.

PEO Total Compensation Amount	$ 1,673,651	$ 1,623,147	$ 1,546,052	$ 1,725,932	$ 1,368,106
PEO Actually Paid Compensation Amount	$ 1,722,448	1,082,720	683,982	2,394,545	2,060,566
Adjustment To PEO Compensation, Footnote

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 for the Company's Principal Executive Officer follows:

	Fiscal Year
	2026	2025	2024	2023	2022

Total Compensation, Summary Compensation Table	$1,673,651	$1,623,147	$1,546,052	$1,725,932	$1,368,106
Deduction for amounts reported under the Stock Awards column in the SCT	(194,600)	(237,800)	(310,200)	(312,000)	(153,200)
Deduction for Amounts Reported under the Option Awards column in the SCT	(78,800)	(99,000)	(126,600)	(108,800)	(30,000)
Fair value of unvested Stock Options granted in fiscal year	78,800	99,000	126,600	108,800	30,000
Fair value of unvested Stock Award granted in fiscal year	339,600	179,000	223,800	347,800	279,800
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal years	(236,603)	(409,227)	(665,910)	517,530	418,897
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal year that vest during the fiscal years	140,400	(72,400)	(109,760)	115,283	146,963
Compensation Actually Paid	$1,722,448	$1,082,720	$683,982	$2,394,545	$2,060,566

Non-PEO NEO Average Total Compensation Amount	$ 767,186	732,326	621,590	734,117	643,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,257,312	514,937	262,766	1,045,432	978,487
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of the total compensation reported in the Summary Compensation Table to the Compensation Actually Paid for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 for the Company's Non-PEO Named Executive Officers follows:

	Fiscal Year
	2026	2025	2024	2023	2022

Average Compensation, Summary Compensation Table	$767,186	$732,326	$621,590	$734,117	$643,663
Deduction for amounts reported under the Stock Awards column in the SCT	(74,191)	(81,744)	(77,550)	(107,250)	(90,963)
Deduction for amounts reported under the Option Awards Column in the SCT	(49,250)	(61,875)	(79,125)	(68,000)	(15,563)
Fair value of unvested Stock Options granted in fiscal year	49,250	61,875	79,125	68,000	15,563
Fair value of unvested Stock Award granted in fiscal year	129,473	61,531	55,950	119,556	166,131
Change in Fair Value of outstanding Options and Stock Awards granted in prior fiscal years	396,424	(163,951)	(282,364)	231,152	195,838
Change in Fair Value of outstanding Options Stock Awards granted in prior fiscal years that vest during the fiscal year	38,420	(33,225)	(54,860)	67,857	63,817
Average of Compensation Actually Paid	$1,257,312	$514,937	$262,766	$1,045,432	$978,487

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Russell Microcap Technology’s (peer group) TSR for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022.

CAP vs. TSR Compensation Actually Paid Total Shareholder Return $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 $500 $450 $400 $350 $300 $250 $200 $150 $100 $50 $0 2021 2022 2023 PEO CAP NEO CAP Company TSR Peer Group TSR

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022.

CAP vs. Net Income Compensation Actually Paid $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 Net Income (dollars in millions) $25,000,000 $20,000,000 $15,000,000 $10,000,000 $5,000,000 $0 2021 2022 2023 PEO CAP NEO CAP Net Income

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022.

CAP vs. Revenue Compensation Actually Paid $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 Revenue (dollars in millions) $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $0 2021 2022 2023 PEO CAP NEO CAP Revenue

Total Shareholder Return Vs Peer Group

The following chart compares the Company’s cumulative TSR and the Russell Microcap Technology’s (peer group) TSR for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022.

Company vs. Peer Group $500 $450 $400 $350 $300 $250 $200 $150 $100 $50 $0 2021 2022 2023 Company TSR Peer Group TSR

Tabular List, Table

The most important metrics we use to determine compensation which is discussed in the Compensation Discussion and Analysis within the section of Elements of Executive Compensation are as follows:

•
Operating income
•
Revenue
•
Cash and investing activity targets

Total Shareholder Return Amount	$ 219	113	139	211	167
Peer Group Total Shareholder Return Amount	177	78	67	67	75
Net Income (Loss)	$ 6,383,000	$ (1,143,000)	$ 61,000	$ 22,333,000	$ 17,927,000
Company Selected Measure Amount	228,564,000	208,909,000	196,460,000	262,658,000	224,620,000
PEO Name	Mr. Edward J. Richardson	Mr. Edward J. Richardson	Mr. Edward J. Richardson	Mr. Edward J. Richardson	Mr. Edward J. Richardson
Non Peo Name	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert	Ms. Wendy S. Diddell, Mr. Gregory J. Peloquin, Mr. Robert J. Ben and Mr. Jens F. Rupert
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Cash and investing activity targets
PEO | Deduction for Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (194,600)	$ (237,800)	$ (310,200)	$ (312,000)	$ (153,200)
PEO | Deduction for Amounts Reported Under the Option Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,800)	(99,000)	(126,600)	(108,800)	(30,000)
PEO | Fair Value of Unvested Stock Options Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,800	99,000	126,600	108,800	30,000
PEO | Fair Value of Unvested Stock Award Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,600	179,000	223,800	347,800	279,800
PEO | Change in Fair Value of Outstanding Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,603)	(409,227)	(665,910)	517,530	418,897
PEO | Change in Fair Value of Outstanding Options and Stock Awards Granted in Prior Fiscal Year that Vest During the Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,400	(72,400)	(109,760)	115,283	146,963
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,191)	(81,744)	(77,550)	(107,250)	(90,963)
Non-PEO NEO | Deduction for Amounts Reported Under the Option Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,250)	(61,875)	(79,125)	(68,000)	(15,563)
Non-PEO NEO | Fair Value of Unvested Stock Options Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,250	61,875	79,125	68,000	15,563
Non-PEO NEO | Fair Value of Unvested Stock Award Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,473	61,531	55,950	119,556	166,131
Non-PEO NEO | Change in Fair Value of Outstanding Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,424	(163,951)	(282,364)	231,152	195,838
Non-PEO NEO | Change in Fair Value of Outstanding Options and Stock Awards Granted in Prior Fiscal Year that Vest During the Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,420	$ (33,225)	$ (54,860)	$ 67,857	$ 63,817